Commitments and Contingencies - License Agreement (Details) - USD ($)							1 Months Ended					9 Months Ended	12 Months Ended
	Sep. 28, 2022	Jul. 29, 2022	May 22, 2022	Apr. 15, 2022	Nov. 15, 2021	Feb. 15, 2021	Jul. 31, 2022	Jul. 31, 2021	Nov. 30, 2020	Oct. 31, 2020	Nov. 30, 2018	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
One-time non-refundable fee of license agreement											$ 50,000
Reimbursement of Licensor's patent costs at execution of the License											145,000
Minimum annual license fee											$ 25,000
Period within each anniversary of the effective date of the License that minimum annual license fee must be paid											60 days
Maximum total milestone payments												$ 1,550,000	$ 1,550,000
Period within which the milestone payments should be paid upon achievement of the milestone												60 days	60 days
Milestone payment due when enrollment of first patient in a phase II clinical trial of a therapeutic product or process												$ 100,000	$ 100,000
Milestone payment due when enrollment of first patient in a phase III clinical trial of a therapeutic product or process												200,000	200,000
Milestone payment due when first commercial sale of a therapeutic product or process												1,000,000	1,000,000
Milestone payment due when filing of an application for regulatory approval of a clinical diagnostic product or process												100,000	100,000
Milestone payment due when first regulatory approval of a clinical diagnostic product or process												$ 150,000	$ 150,000
Royalties calculated as a percentage to on net sales of licensed products for therapeutic products or processes												3.00%	3.00%
Royalties calculated as a percentage to on net sales of licensed products for clinical diagnostic products and processes												6.00%	6.00%
Royalties calculated as a percentage of any and all sublicense income												30.00%	30.00%
Notice period for terminating License												90 days	90 days
Period after the first commercial sale that the License shall continue if not terminated by the company												10 years	10 years
Royalty percentage beyond the term of the License												1.50%	1.50%
Minimum annual license fee for Patent Family 1									$ 30,000	$ 25,000
Minimum annual license fee related to Patent Family 2												$ 10,000	$ 10,000
Terms of option agreement with Licensor						6 months
Cost of option agreement				$ 7,500		$ 5,000
Terms of extended option agreement with Licensor				6 months		6 months
Cost of extended option agreement	$ 10,000		$ 5,000	$ 5,000	$ 0	$ 5,000
Computer-based phishing attack involving, amount								$ 526,435
Computer-based phishing attack involving recovery, amount							$ 45,682
Computer-based phishing attack involving recovery period							5 days
Computer based phishing attack, held by receiving bank pending resolution.							$ 480,753
Accrued license obligations												61,322	57,820	$ 20,487
University of Texas M. D. Anderson Cancer Center | collaboration agreement
Loss Contingencies [Line Items]
Strategic Collaboration Agreement, Term		5 years
Amount the company has committed to pay		$ 10,000,000
Amount the company has committed to pay in year one		500,000
Subsequent payments made in first anniversary		2,000,000
Subsequent payments made in second anniversary		2,500,000
Subsequent payments made in third anniversary		2,500,000
Subsequent payments made in fourth anniversary		$ 2,500,000
Total expenses incurred under the arrangement													0	$ 0
Maximum | Employee Severance
Loss Contingencies [Line Items]
Aggregate amount of severance												$ 2,483,700	$ 2,483,700